Condensed Consolidated Statements of Stockholder's Deficit - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at beginning (in shares) at Dec. 31, 2019	1
Balance at the beginning at Dec. 31, 2019		$ 100,226	$ 37	$ (109,378)	$ (9,115)
Stock based compensation		15			15
Currency translation adjustment			1		1
Net income				(41,734)	$ (41,734)
Balance at ending (in shares) at Dec. 31, 2020	1				1
Balance at the end at Dec. 31, 2020		159,529	38	(151,112)	$ 8,455
Balance at ending (in shares) at Dec. 31, 2020	1				1
Balance at the end at Dec. 31, 2020		159,529	38	(151,112)	$ 8,455
Balance at ending (in shares) at Mar. 31, 2021	1
Balance at the end at Mar. 31, 2021		159,529	(23)	(163,463)	$ (3,957)
Balance at beginning (in shares) at Dec. 31, 2020	1				1
Balance at the beginning at Dec. 31, 2020		159,529	38	(151,112)	$ 8,455
Stock based compensation		3,771			3,771
Currency translation adjustment			(92)		(92)
Net income				(25,429)	(25,429)
Balance at ending (in shares) at Jun. 30, 2021	1
Balance at the end at Jun. 30, 2021		163,300	(54)	(176,541)	$ (13,295)
Balance at beginning (in shares) at Dec. 31, 2020	1				1
Balance at the beginning at Dec. 31, 2020		159,529	38	(151,112)	$ 8,455
Stock based compensation		3,936			3,936
Currency translation adjustment			(311)		(311)
Net income				(38,905)	$ (38,905)
Balance at ending (in shares) at Dec. 31, 2021	1				1
Balance at the end at Dec. 31, 2021		163,465	(273)	(190,017)	$ (26,825)
Balance at beginning (in shares) at Mar. 31, 2021	1
Balance at the beginning at Mar. 31, 2021		159,529	(23)	(163,463)	(3,957)
Stock based compensation		3,771			3,771
Currency translation adjustment			(31)		(31)
Net income				(13,078)	(13,078)
Balance at ending (in shares) at Jun. 30, 2021	1
Balance at the end at Jun. 30, 2021		163,300	(54)	(176,541)	$ (13,295)
Balance at beginning (in shares) at Dec. 31, 2021	1				1
Balance at the beginning at Dec. 31, 2021		163,465	(273)	(190,017)	$ (26,825)
Balance at the end at Mar. 31, 2022		163,545	(502)	(197,008)	$ (33,965)
Balance at beginning (in shares) at Dec. 31, 2021	1				1
Balance at the beginning at Dec. 31, 2021		163,465	(273)	(190,017)	$ (26,825)
Stock based compensation		161			161
Currency translation adjustment			(172)		(172)
Net income				(9,104)	$ (9,104)
Balance at ending (in shares) at Jun. 30, 2022					1
Balance at the end at Jun. 30, 2022		163,626	(445)	(199,121)	$ (35,940)
Balance at the beginning at Mar. 31, 2022		163,545	(502)	(197,008)	(33,965)
Stock based compensation		81			81
Currency translation adjustment			57		57
Net income				(2,113)	$ (2,113)
Balance at ending (in shares) at Jun. 30, 2022					1
Balance at the end at Jun. 30, 2022		$ 163,626	$ (445)	$ (199,121)	$ (35,940)